VictoryShares Pioneer Equity Premium Income ETF N-1A Cover	Jun. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Victory Portfolios II
Entity Central Index Key	0001547580
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Nov. 01, 2026